SHORT-TERM BANK CREDIT AND LOANS (Tables)	12 Months Ended
Dec. 31, 2014
SHORT-TERM BANK CREDIT AND LOANS [Abstract]
Schedule of Short-Term Bank Credit and Loans
		Weighted average interest
	Currency	December 31,		December 31,
		2014	2013	2014	2013
		%

Short-term bank credit	CAD	-	3.25	$-	$5,454